Investments in associates (Details 3) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Current assets	$ 9,445	$ 11,862
Non-current assets	179,730	188,737
Current liabilities	(1,732)	(1,308)
Net assets, 100%	189,175	200,599
Dolly Varden [Member]
Statement [Line Items]
Current assets	11,468	28,914
Non-current assets	153,296	155,198
Current liabilities	(804)	(4,100)
Non-current liabilities	0	0
Net assets, 100%	163,960	180,012
Company's equity share of net assets of associate	36,126	42,303
UMS [Member]
Statement [Line Items]
Current assets	844	879
Non-current assets	2,468	2,750
Current liabilities	(1,484)	(1,654)
Non-current liabilities	(1,340)	(1,467)
Net assets, 100%	488	508
Company's equity share of net assets of associate	$ 122	$ 127